Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	4,665,938	2,097,191
Restricted cash and cash equivalents	—	4,892
Short-term deposits	2,100,000	4,100,003
Restricted short-term deposits	—	650,000
Short-term investments	979,052	4,581,725
Accounts receivable, net	192,932	189,889
Amounts due from related parties	172,258	15,397
Financing receivables, net	725,336	74,247
Prepayments and other current assets	663,437	556,610
Total current assets	9,498,953	12,269,954

Non-current assets
Long-term deposits	1,000,000	—
Deferred tax assets	70,834	117,214
Investments	862,272	1,875,685
Property and equipment, net	655,402	911,427
Land use rights, net	1,784,639	1,736,544
Intangible assets, net	57,050	622,968
Right of use asset, net	—	65,840
Other non-current assets	143,240	281,989
Total non-current assets	4,573,437	5,611,667

Total assets	14,072,390	17,881,621

Liabilities
Current liabilities
Accounts payable	112,167	90,764
Deferred revenue	950,816	1,225,819
Advances from customers	101,690	150,091
Income taxes payable	162,118	319,888
Accrued liabilities and other current liabilities	2,207,138	2,657,811
Amounts due to related parties	28,336	208,833
Lease liabilities due within one year	—	34,292
Short-term loans	—	270,565
Total current liabilities	3,562,265	4,958,063

Non-current liabilities
Lease liabilities	—	31,105
Deferred revenue	86,977	228,111
Deferred tax liabilities	—	85,479
Other non-current liabilities	—	11,495
Total non-current liabilities	86,977	356,190

Total liabilities	3,649,242	5,314,253

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net revenues	11,577,104	15,740,097	21,205,945
Net income	2,766,279	3,475,109	4,797,984

3.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net cash provided by operating activities	3,974,085	4,672,879	6,267,972
Net cash used in investing activities	(3,571,668)	(1,212,622)	(4,985,027)
Net cash provided by financing activities	66,875	—	271,333
	469,292	3,460,257	1,554,278